EMPLOYEE RETIREMENT BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE RETIREMENT BENEFIT PLAN

15. EMPLOYEE RETIREMENT BENEFIT PLAN

As stipulated under the rules and regulations in the PRC, the Company’s PRC subsidiaries are required to contribute a certain percentage of payroll costs of its employees to state-managed retirement plans operated by the local governments for its employees in the PRC. After the contribution, the Company has no further obligation for actual payment of the retirement benefits.

The cost of the Company’s contributions to the staff retirement plans in the PRC amounted to $2.9 million, $4.2 million and $7.8 million for the years ended December 31, 2009, 2010 and 2011, respectively.